Segmental reporting - Disclosure of income by geographic region (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Operating Income	£ 19,037	£ 18,268	£ 18,194
United Kingdom
Disclosure of operating segments [line items]
Operating Income	6,075	6,095	7,962
United Kingdom | Income from individual countries which represent more than 5% of total income
Disclosure of operating segments [line items]
Operating Income	6,075	6,095	7,962
Europe
Disclosure of operating segments [line items]
Operating Income	2,749	2,513	2,320
Americas
Disclosure of operating segments [line items]
Operating Income	8,864	8,200	6,516
Africa and Middle East
Disclosure of operating segments [line items]
Operating Income	82	87	63
Asia
Disclosure of operating segments [line items]
Operating Income	1,267	1,373	1,333
United States | Income from individual countries which represent more than 5% of total income
Disclosure of operating segments [line items]
Operating Income	£ 8,702	£ 8,013	£ 6,340